Changes in working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes In Working Capital [Abstract]
Increase in amounts receivable and other assets	$ (5,238)	$ (2,737)
Increase in inventory	(569)	(1,128)
Increase in amounts payable and other liabilities	15,209	3,639
Change in working capital	$ 9,402	$ (226)